Eaton Vance

Enhanced Equity Income Fund II

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%(1)

Security	Shares	Value
Aerospace & Defense — 2.9%
Boeing Co. (The)	43,797	$16,663,444
Raytheon Co.	33,862	6,643,386

		$23,306,830

Auto Components — 2.6%
Aptiv PLC	233,289	$20,394,125

		$20,394,125

Banks — 3.4%
Bank of America Corp.	398,984	$11,638,364
JPMorgan Chase & Co.	128,351	15,105,629

		$26,743,993

Beverages — 1.9%
Coca-Cola Co. (The)	175,574	$9,558,248
PepsiCo, Inc.	38,207	5,238,180

		$14,796,428

Biotechnology — 3.4%
Argenx SE ADR(2)	35,384	$4,032,361
Bluebird Bio, Inc.(2)	29,192	2,680,409
Blueprint Medicines Corp.(2)	50,364	3,700,243
Portola Pharmaceuticals, Inc.(2)	70,830	1,899,661
Vertex Pharmaceuticals, Inc.(2)	87,733	14,863,725

		$27,176,399

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	273,589	$14,965,318

		$14,965,318

Capital Markets — 1.1%
Charles Schwab Corp. (The)	212,992	$8,909,455

		$8,909,455

Chemicals — 2.0%
Ecolab, Inc.	33,047	$6,544,628
LyondellBasell Industries NV, Class A	60,497	5,412,667
Sherwin-Williams Co. (The)	6,867	3,775,957

		$15,733,252

Commercial Services & Supplies — 1.9%
Waste Connections, Inc.	64,672	$5,949,824
Waste Management, Inc.	77,559	8,919,285

		$14,869,109

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	44,528	$10,638,630

		$10,638,630

Security	Shares	Value
Containers & Packaging — 0.6%
Avery Dennison Corp.	42,111	$4,782,546

		$4,782,546

Electrical Equipment — 1.3%
AMETEK, Inc.	116,228	$10,672,055

		$10,672,055

Electronic Equipment, Instruments & Components — 1.9%
Littelfuse, Inc.	24,463	$4,337,535
Zebra Technologies Corp., Class A(2)	52,136	10,759,306

		$15,096,841

Energy Equipment & Services — 0.7%
Schlumberger, Ltd.	165,795	$5,665,215

		$5,665,215

Entertainment — 2.8%
Netflix, Inc.(2)	16,258	$4,350,966
Spotify Technology SA(2)	59,158	6,744,012
Walt Disney Co. (The)	88,082	11,478,846

		$22,573,824

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.(2)	221,298	$5,724,979

		$5,724,979

Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	96,703	$8,091,140
Boston Scientific Corp.(2)	144,379	5,874,781
Danaher Corp.	81,195	11,726,994
Intuitive Surgical, Inc.(2)	24,534	13,246,643

		$38,939,558

Health Care Providers & Services — 1.0%
Anthem, Inc.	32,668	$7,843,587

		$7,843,587

Hotels, Restaurants & Leisure — 0.6%
Wynn Resorts, Ltd.	46,792	$5,087,226

		$5,087,226

Interactive Media & Services — 12.7%
Alphabet, Inc., Class C(2)	54,439	$66,361,141
Facebook, Inc., Class A(2)	108,309	19,287,667
IAC/InterActiveCorp.(2)	36,727	8,005,384
Twitter, Inc.(2)	173,450	7,146,140

		$100,800,332

Internet & Direct Marketing Retail — 8.4%
Amazon.com, Inc.(2)	35,783	$62,116,068
Booking Holdings, Inc.(2)	2,281	4,476,713

		$66,592,781

IT Services — 10.3%
GoDaddy, Inc., Class A(2)	242,368	$15,991,441
PayPal Holdings, Inc.(2)	113,199	11,726,284
Visa, Inc., Class A	316,198	54,389,218

		$82,106,943

Security	Shares	Value
Life Sciences Tools & Services — 0.7%
10X Genomics, Inc., Class A(2)	2,849	$143,590
Illumina, Inc.(2)	18,648	5,673,094

		$5,816,684

Media — 0.7%
Fox Corp., Class A	181,516	$5,724,107

		$5,724,107

Pharmaceuticals — 2.7%
AstraZeneca PLC ADR	185,413	$8,263,857
Merck & Co., Inc.	159,792	13,451,291

		$21,715,148

Road & Rail — 1.0%
CSX Corp.	120,678	$8,359,365

		$8,359,365

Semiconductors & Semiconductor Equipment — 5.1%
Micron Technology, Inc.(2)	172,042	$7,372,000
QUALCOMM, Inc.	273,833	20,887,981
Texas Instruments, Inc.	95,509	12,343,583

		$40,603,564

Software — 14.7%
Adobe, Inc.(2)	83,269	$23,003,061
Intuit, Inc.	61,263	16,292,282
Microsoft Corp.	237,029	32,954,142
Palo Alto Networks, Inc.(2)	30,893	6,296,920
SailPoint Technologies Holding, Inc.(2)	359,473	6,718,550
salesforce.com, inc.(2)	188,042	27,912,955
Zscaler, Inc.(2)	82,711	3,908,922

		$117,086,832

Specialty Retail — 3.0%
Lowe’s Cos., Inc.	140,772	$15,479,289
TJX Cos., Inc. (The)	153,981	8,582,901

		$24,062,190

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	82,065	$18,380,098

		$18,380,098

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	140,843	$13,227,975

		$13,227,975

Total Common Stocks — 100.2% (identified cost $496,380,381)		$798,395,389

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	5,589,256	$5,588,697

Total Short-Term Investments (identified cost $5,588,534)		$5,588,697

Total Investments — 100.9% (identified cost $501,968,915)		$803,984,086

Total Written Covered Call Options — (0.4)% (premiums received $5,824,923)		$(3,538,843)

Other Assets, Less Liabilities — (0.5)%		$(4,090,171)

Net Assets — 100.0%		$796,355,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2019 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Written Covered Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	480	$4,016,160	$88	11/15/19	$(46,320)
Adobe, Inc.	415	11,464,375	295	11/15/19	(199,200)
Alphabet, Inc., Class C	270	32,913,000	1,265	10/18/19	(128,250)
Amazon.com, Inc.	175	30,378,425	1,900	10/18/19	(21,350)
AMETEK, Inc.	580	5,325,560	95	12/20/19	(146,450)
Anthem, Inc.	30	720,300	300	10/18/19	(75)
Apple, Inc.	410	9,182,770	230	10/25/19	(118,695)
Aptiv PLC	1,165	10,184,430	98	11/15/19	(116,500)
Arista Networks, Inc.	220	5,256,240	270	11/15/19	(90,200)
AstraZeneca PLC ADR	925	4,122,725	45	10/18/19	(62,438)
Avery Dennison Corp.	210	2,384,970	120	10/18/19	(8,400)
Bank of America Corp.	1,990	5,804,830	31	11/15/19	(71,640)
BJ’s Wholesale Club Holdings, Inc.	1,105	2,858,635	30	11/15/19	(19,337)
Boeing Co. (The)	215	8,180,105	385	10/18/19	(137,063)
Booking Holdings, Inc.	10	1,962,610	2,200	11/15/19	(10,600)
Boston Scientific Corp.	720	2,929,680	45	10/18/19	(2,520)
Charles Schwab Corp. (The)	1,060	4,433,980	45	10/18/19	(18,550)
Coca-Cola Co. (The)	875	4,763,500	55	10/18/19	(66,500)
CSX Corp.	600	4,156,200	70	10/18/19	(110,100)
Danaher Corp.	405	5,849,415	160	12/20/19	(46,575)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Ecolab, Inc.	165	$3,267,660	$210	10/18/19	$(7,012)
Facebook, Inc., Class A	540	9,616,320	200	10/18/19	(5,940)
Fortune Brands Home & Security, Inc.	1,365	7,466,550	58	12/20/19	(211,575)
GoDaddy, Inc., Class A	1,210	7,983,580	70	10/18/19	(45,375)
IAC/InterActiveCorp.	180	3,923,460	250	10/18/19	(4,500)
Illumina, Inc.	90	2,737,980	320	10/18/19	(27,450)
Intuit, Inc.	305	8,111,170	285	11/1/19	(50,325)
Intuitive Surgical, Inc.	120	6,479,160	535	10/18/19	(230,400)
JPMorgan Chase & Co.	640	7,532,160	115	10/18/19	(217,600)
Littelfuse, Inc.	120	2,127,720	200	11/15/19	(24,000)
Lowe’s Cos., Inc.	700	7,697,200	115	10/18/19	(28,350)
LyondellBasell Industries NV, Class A	300	2,684,100	90	10/18/19	(63,000)
Merck & Co., Inc.	795	6,692,310	88	10/25/19	(37,763)
Micron Technology, Inc.	860	3,685,100	52	10/11/19	(1,720)
Microsoft Corp.	1,185	16,475,055	140	10/18/19	(258,330)
NIKE, Inc., Class B	700	6,574,400	95	11/15/19	(170,450)
Palo Alto Networks, Inc.	150	3,057,450	230	10/18/19	(2,100)
PayPal Holdings, Inc.	565	5,852,835	115	10/18/19	(8,192)
PepsiCo, Inc.	190	2,604,900	140	11/1/19	(32,585)
QUALCOMM, Inc.	1,365	10,412,220	80	10/18/19	(88,043)
Raytheon Co.	165	3,237,135	200	10/18/19	(37,868)
salesforce.com, inc.	940	13,953,360	170	10/18/19	(7,520)
Schlumberger, Ltd.	825	2,819,025	38	11/1/19	(28,462)
Sherwin-Williams Co. (The)	30	1,649,610	550	10/18/19	(33,750)
Texas Instruments, Inc.	475	6,138,900	130	10/18/19	(113,288)
TJX Cos., Inc. (The)	765	4,264,110	60	1/17/20	(89,888)
Twitter, Inc.	865	3,563,800	49	10/18/19	(1,730)
Vertex Pharmaceuticals, Inc.	435	7,369,770	195	10/18/19	(3,262)
Visa, Inc., Class A	1,580	27,177,580	185	11/15/19	(184,860)
Walt Disney Co. (The)	440	5,734,080	140	10/18/19	(5,060)
Waste Connections, Inc.	320	2,944,000	95	12/20/19	(59,200)
Waste Management, Inc.	385	4,427,500	125	10/18/19	(962)
Wynn Resorts, Ltd.	230	2,500,560	125	10/18/19	(4,370)
Zebra Technologies Corp., Class A	260	5,365,620	220	10/18/19	(33,150)

Total					$(3,538,843)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,538,843.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $5,588,697, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$13,922,043	$98,635,682	$(106,971,113)	$2,283	$(198)	$5,588,697	$13,763	5,589,256

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$798,395,389 *	$—	$—	$798,395,389
Short-Term Investments	—	5,588,697	—	5,588,697
Total Investments	$798,395,389	$5,588,697	$—	$803,984,086

Liability Description
Written Covered Call Options	$(3,538,843)	$—	$—	$(3,538,843)
Total	$(3,538,843)	$—	$—	$(3,538,843)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.